Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Available-for-sale securities
Amortized cost	SFr 2,216		SFr 2,414
Gross unrealized gains, Securities	65		75
Gross unrealized losses, Securities	0		0
Fair value	2,281	SFr 2,625	2,489
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,150		2,348
Gross unrealized gains, Debt securities	40		52
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2,190		2,400
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	200		241
Gross unrealized gains, Debt securities	14		18
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	214		259
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,317		1,309
Gross unrealized gains, Debt securities	26		34
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,343		1,343
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	254		287
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	254		287
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	377		497
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	377		497
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	2		14
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		14
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	66		66
Gross unrealized gains, Equity securities	25		23
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	91		89
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	66		66
Gross unrealized gains, Equity securities	25		23
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	91		89
Bank
Available-for-sale securities
Amortized cost	2,214		2,411
Gross unrealized gains, Securities	65		75
Gross unrealized losses, Securities	0		0
Fair value	2,279		2,486
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,147		2,346
Gross unrealized gains, Debt securities	41		52
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2,188		2,398
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	197		238
Gross unrealized gains, Debt securities	15		18
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	212		256
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,317		1,309
Gross unrealized gains, Debt securities	26		34
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,343		1,343
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	254		287
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	254		287
Bank | Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	377		497
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	377		497
Bank | Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	2		14
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		14
Bank | Collateralized debt obligations
Available-for-sale securities
Amortized cost	0		1
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value	0		1
Bank | Equity securities
Available-for-sale securities
Amortized cost, Equity securities	67		65
Gross unrealized gains, Equity securities	24		23
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	91		88
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	67		65
Gross unrealized gains, Equity securities	24		23
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	SFr 91		SFr 88